Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - Plan Asset Allocation [Domain Member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 395	€ 710
Equity instruments	[1]	1,537	1,514
Investment-grade bonds
Government	[2]	3,356	2,912
Non-government bonds	[2]	5,712	5,900
Non-investment-grade bonds
Government		109	95
Non-government bonds		435	480
Structured products		234	180
Insurance		1,822	1,202
Alternatives
Real estate		824	795
Commodities		43	46
Private equity		3	2
Other	[3]	1,082	1,059
Derivatives (Market Value) [Abstract]
Interest rate		1,094	1,543
Credit		3	99
Inflation		8	(1)
Foreign exchange		26	54
Other		159	(315)
Total fair value of plan assets		16,518	16,077
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		179	34
Equity instruments	[1]	1,213	1,046
Investment-grade bonds
Government	[2]	1,882	1,860
Non-government bonds	[2]	4,081	3,898
Non-investment-grade bonds
Government		103	89
Non-government bonds		325	282
Structured products		47	45
Insurance		0	0
Alternatives
Real estate		727	690
Commodities		39	41
Private equity		0	0
Other	[3]	1,022	1,008
Derivatives (Market Value) [Abstract]
Interest rate		909	1,294
Credit		18	6
Inflation		0	0
Foreign exchange		21	55
Other		2	3
Total fair value of plan assets		10,532	10,351
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		92	551
Equity instruments	[1]	0	174
Investment-grade bonds
Government	[2]	919	537
Non-government bonds	[2]	915	1,302
Non-investment-grade bonds
Government		1	1
Non-government bonds		73	168
Structured products		99	47
Insurance		1,807	1,193
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		171	229
Credit		(1)	112
Inflation		(5)	(14)
Foreign exchange		0	5
Other		159	(303)
Total fair value of plan assets		3,912	3,768
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		53	56
Equity instruments	[1]	109	108
Investment-grade bonds
Government	[2]	366	346
Non-government bonds	[2]	369	385
Non-investment-grade bonds
Government		1	2
Non-government bonds		16	13
Structured products		78	81
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		(3)	13
Credit		16	7
Inflation		0	0
Foreign exchange		0	0
Other		(2)	(15)
Total fair value of plan assets		1,003	996
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		71	69
Equity instruments	[1]	215	186
Investment-grade bonds
Government	[2]	189	169
Non-government bonds	[2]	347	315
Non-investment-grade bonds
Government		4	3
Non-government bonds		21	17
Structured products		10	7
Insurance		15	9
Alternatives
Real estate		97	105
Commodities		4	5
Private equity		3	2
Other	[3]	60	51
Derivatives (Market Value) [Abstract]
Interest rate		17	7
Credit		0	0
Inflation		13	13
Foreign exchange		5	4
Other		0	0
Total fair value of plan assets		€ 1,071	€ 962

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
[3]	This position contains commingled funds which could not be segregated into the other asset categories